NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide BNY Mellon Dynamic U.S. Core Fund

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Nationwide Bond Index Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund)

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide S&P 500 Index Fund

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund)

Nationwide Small Cap Index Fund

Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund)

Nationwide WCM Focused Small Cap Fund

Supplement dated December 11, 2025

to the Statement of Additional Information (“SAI”) dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund and Nationwide Bailard Technology & Science Fund (collectively, the “Funds”)

1.	Effective January 1, 2026, the SAI is amended as follows:

a.

The information relating to the Nationwide Bailard Cognitive Value Fund in the table under the heading “Investment Adviser” beginning on page 67 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Bailard Cognitive Value Fund	$0 up to $500 million $500 million and more	0.60% 0.55%

b.

The information relating to the Nationwide Bailard International Equities Fund in the table under the heading “Investment Adviser” beginning on page 67 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Bailard International Equities Fund	$0 up to $1 billion $1 billion and more	0.60% 0.55%

c.

The information relating to the Nationwide Bailard Technology & Science Fund in the table under the heading “Investment Adviser” beginning on page 67 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Bailard Technology & Science Fund	$0 up to $500 million $500 million and more but less than $1 billion $1 billion and more	0.60% 0.55% 0.50%

d.	The information relating to the Funds under the heading “Limitation of Fund Expenses” beginning on page 70 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Bailard Cognitive Value Fund to 0.73% until February 28, 2027

Nationwide Bailard International Equities Fund to 0.68% until February 28, 2027

Nationwide Bailard Technology & Science Fund to 0.68% until February 28, 2027

2.	Effective February 28, 2026, the SAI is amended as follows:

a.	The Nationwide Bailard Cognitive Value Fund is renamed the “Nationwide Bailard Small Cap Value Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	The Nationwide Bailard Technology & Science Fund is renamed the “Nationwide Bailard Technology Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE